JPMorgan International Value Fund
Schedule of Portfolio Investments as of January 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.5%
Australia — 10.1%
ANZ Group Holdings Ltd.	177	3,153
BHP Group Ltd.	310	10,869
BlueScope Steel Ltd.	126	1,725
Coronado Global Resources, Inc., CHDI (a)	989	1,433
Glencore plc	695	4,655
JB Hi-Fi Ltd.	11	389
Metcash Ltd.	136	402
National Australia Bank Ltd.	53	1,205
New Hope Corp. Ltd.	297	1,232
Qantas Airways Ltd. *	268	1,210
Rio Tinto Ltd.	42	3,736
Rio Tinto plc	54	4,207
South32 Ltd.	598	1,918
Westpac Banking Corp.	251	4,216
Whitehaven Coal Ltd.	188	1,120
Woodside Energy Group Ltd.	119	3,073
		44,543
Austria — 1.4%
ANDRITZ AG	12	732
BAWAG Group AG * (a)	14	887
Erste Group Bank AG	52	1,970
OMV AG	29	1,454
Telekom Austria AG *	157	1,051
		6,094
Belgium — 0.2%
Ageas SA	18	902
Telenet Group Holding NV	9	154
		1,056
China — 0.6%
BOC Hong Kong Holdings Ltd.	316	1,103
Yangzijiang Shipbuilding Holdings Ltd.	1,719	1,695
		2,798
Denmark — 1.8%
D/S Norden A/S	22	1,194
Danske Bank A/S	93	1,937
ISS A/S *	47	1,023
Jyske Bank A/S (Registered) *	11	795
Solar A/S, Class B	9	812
Spar Nord Bank A/S	83	1,323
Sydbank A/S	23	1,040
		8,124
Egypt — 0.2%
Energean plc	74	1,061

JPMorgan International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Finland — 2.0%
Fortum OYJ	92	1,386
Nokia OYJ	370	1,756
Nordea Bank Abp	277	3,237
Outokumpu OYJ	236	1,352
TietoEVRY OYJ	36	1,079
		8,810
France — 10.5%
AXA SA	117	3,651
BNP Paribas SA	74	5,113
Carrefour SA	81	1,546
Cie de Saint-Gobain	25	1,414
Coface SA	41	578
Derichebourg SA	140	962
Eiffage SA	12	1,223
Engie SA	154	2,192
IPSOS	18	1,171
Orange SA (b)	177	1,868
Publicis Groupe SA	20	1,415
Renault SA *	46	1,877
Rothschild & Co.	28	1,188
Sanofi	64	6,219
Societe Generale SA	90	2,669
Sopra Steria Group SACA	3	466
SPIE SA	25	691
Technip Energies NV	79	1,524
TotalEnergies SE (b)	152	9,422
Verallia SA (a)	33	1,216
		46,405
Germany — 9.1%
Allianz SE (Registered)	27	6,516
Aurubis AG	7	762
Bayer AG (Registered)	64	3,982
Bayerische Motoren Werke AG	23	2,350
Commerzbank AG *	194	2,220
Daimler Truck Holding AG *	26	855
Deutsche Bank AG (Registered)	148	1,981
Deutsche Lufthansa AG (Registered) *	152	1,607
Deutsche Pfandbriefbank AG (a)	77	706
Deutsche Post AG (Registered)	60	2,581
Deutsche Telekom AG (Registered)	69	1,540
E.ON SE	127	1,387
Freenet AG	21	509
HeidelbergCement AG	12	831
HOCHTIEF AG	4	280
Mercedes-Benz Group AG	51	3,787
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	6	2,071

JPMorgan International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Germany — continued
Schaeffler AG (Preference)	90	647
Siemens AG (Registered)	22	3,353
Talanx AG	10	481
Volkswagen AG (Preference)	14	1,878
		40,324
Hong Kong — 1.8%
Hongkong Land Holdings Ltd.	287	1,406
Kerry Properties Ltd.	613	1,554
Pacific Basin Shipping Ltd.	3,041	1,073
Prudential plc	223	3,698
		7,731
Ireland — 0.4%
Bank of Ireland Group plc	151	1,608
Italy — 3.6%
Assicurazioni Generali SpA	84	1,643
Azimut Holding SpA	22	542
Credito Emiliano SpA	68	581
Eni SpA	209	3,218
Maire Tecnimont SpA (b)	252	969
Mediobanca Banca di Credito Finanziario SpA	73	788
OVS SpA (a)	493	1,188
Pirelli & C SpA (a)	196	981
Poste Italiane SpA (a)	126	1,349
UniCredit SpA	176	3,429
Unipol Gruppo SpA	215	1,123
		15,811
Japan — 19.0%
Aiful Corp.	138	418
Chiba Bank Ltd. (The)	98	744
Concordia Financial Group Ltd.	147	648
Cosmo Energy Holdings Co. Ltd.	53	1,478
Credit Saison Co. Ltd.	92	1,203
Dentsu Group, Inc.	38	1,214
Fujikura Ltd.	145	1,104
Fuyo General Lease Co. Ltd.	16	1,100
Hachijuni Bank Ltd. (The)	319	1,385
Hitachi Ltd.	74	3,865
Inpex Corp.	147	1,615
Isuzu Motors Ltd.	115	1,453
ITOCHU Corp.	49	1,587
Japan Airlines Co. Ltd. *	66	1,402
Japan Post Holdings Co. Ltd.	193	1,696
Japan Post Insurance Co. Ltd.	74	1,318
Japan Tobacco, Inc.	124	2,533
Kamigumi Co. Ltd.	23	468

JPMorgan International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Kandenko Co. Ltd.	41	277
KDDI Corp.	105	3,277
Marubeni Corp.	185	2,276
Mitsubishi Corp.	103	3,442
Mitsubishi Estate Co. Ltd.	147	1,884
Mitsubishi UFJ Financial Group, Inc.	855	6,264
Mitsui & Co. Ltd.	95	2,788
Mitsui Fudosan Co. Ltd.	74	1,393
Mizuho Financial Group, Inc.	178	2,777
Nippon Steel Corp.	104	2,163
Nippon Telegraph & Telephone Corp.	62	1,853
Nomura Real Estate Holdings, Inc.	54	1,192
ORIX Corp.	119	2,096
Resona Holdings, Inc.	190	1,053
Sekisui House Ltd. (b)	64	1,202
Shizuoka Financial Group, Inc.	91	769
SoftBank Corp.	211	2,411
Sojitz Corp.	71	1,398
Subaru Corp.	95	1,556
Sumitomo Corp.	94	1,685
Sumitomo Forestry Co. Ltd.	78	1,462
Sumitomo Mitsui Financial Group, Inc.	93	4,038
Sumitomo Mitsui Trust Holdings, Inc.	50	1,829
Sumitomo Warehouse Co. Ltd. (The)	70	1,073
Takeda Pharmaceutical Co. Ltd.	115	3,628
Tokyo Steel Manufacturing Co. Ltd.	53	579
Tokyo Tatemono Co. Ltd.	35	435
Tokyu Fudosan Holdings Corp.	219	1,113
Toyota Tsusho Corp.	43	1,804
Yamaha Motor Co. Ltd.	55	1,365
		84,313
Luxembourg — 0.5%
ArcelorMittal SA	71	2,216
Netherlands — 6.1%
ABN AMRO Bank NV, CVA (a)	91	1,513
Aegon NV	337	1,858
ASR Nederland NV	30	1,396
Heijmans NV, CVA	100	1,211
ING Groep NV	288	4,168
Koninklijke Ahold Delhaize NV	58	1,727
Koninklijke BAM Groep NV *	372	949
NN Group NV	26	1,143
Randstad NV	13	809
Shell plc	419	12,314
		27,088

JPMorgan International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Norway — 2.6%
DNB Bank ASA	100	1,867
Elkem ASA (a)	329	1,164
Equinor ASA	83	2,543
Europris ASA (a)	133	857
Hoegh Autoliners ASA	129	804
Norsk Hydro ASA	170	1,378
Olav Thon Eiendomsselskap ASA	24	431
SpareBank 1 Nord Norge	80	747
SpareBank 1 SMN	43	543
SpareBank 1 SR-Bank ASA	46	535
Storebrand ASA	60	519
		11,388
Singapore — 1.3%
DBS Group Holdings Ltd.	64	1,760
Oversea-Chinese Banking Corp. Ltd.	207	2,043
StarHub Ltd.	378	329
United Overseas Bank Ltd.	68	1,539
		5,671
South Africa — 0.7%
Anglo American plc	76	3,285
Spain — 2.6%
Banco Bilbao Vizcaya Argentaria SA	518	3,659
Banco Santander SA	944	3,299
CaixaBank SA	293	1,299
Repsol SA	148	2,433
Unicaja Banco SA	540	664
		11,354
Sweden — 2.0%
Boliden AB	25	1,130
Loomis AB	31	927
MEKO AB	34	377
Securitas AB, Class B	146	1,335
Skandinaviska Enskilda Banken AB, Class A	169	2,046
SSAB AB, Class B	189	1,287
Svenska Handelsbanken AB, Class A	173	1,797
		8,899
Switzerland — 5.5%
Julius Baer Group Ltd.	15	985
Mobilezone Holding AG (Registered)	51	924
Novartis AG (Registered)	126	11,402
Swiss Life Holding AG (Registered)	3	1,497
UBS Group AG (Registered)	245	5,240
Zurich Insurance Group AG	9	4,414
		24,462

JPMorgan International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — 13.1%
3i Group plc	108	2,100
Aviva plc	210	1,184
Balfour Beatty plc	249	1,123
Barclays plc	969	2,228
Barratt Developments plc	139	792
Bellway plc	9	230
Berkeley Group Holdings plc	10	518
BP plc	1,203	7,264
BT Group plc	575	887
Centrica plc	1,305	1,626
CK Hutchison Holdings Ltd.	276	1,756
Crest Nicholson Holdings plc	84	253
Drax Group plc	122	977
DS Smith plc	318	1,394
HSBC Holdings plc	1,225	9,025
IG Group Holdings plc	56	547
Inchcape plc	138	1,551
Investec plc	232	1,482
J Sainsbury plc	449	1,458
JD Sports Fashion plc	664	1,338
JET2 plc	54	820
Legal & General Group plc	752	2,366
Lloyds Banking Group plc	5,734	3,732
Man Group plc	271	832
Mitie Group plc	948	912
NatWest Group plc	371	1,414
OSB Group plc	206	1,387
Paragon Banking Group plc	75	553
Persimmon plc	72	1,264
Premier Foods plc	451	619
Redrow plc	48	308
Standard Chartered plc	163	1,369
Taylor Wimpey plc	325	472
Tesco plc	599	1,819
Virgin Money UK plc	512	1,226
WPP plc	106	1,239
		58,065
United States — 2.4%
GSK plc	296	5,192
Roche Holding AG	3	963
Stellantis NV	193	3,031
Tenaris SA	73	1,304
		10,490
Total Common Stocks (Cost $370,176)		431,596

JPMorgan International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 2.8%
Investment Companies — 2.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.45% (c) (d)(Cost $10,500)	10,494	10,500
Investment of Cash Collateral from Securities Loaned — 0.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.57% (c) (d)	705	706
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (c) (d)	1,314	1,314
Total Investment of Cash Collateral from Securities Loaned (Cost $2,020)		2,020
Total Short-Term Investments (Cost $12,520)		12,520
Total Investments — 100.3% (Cost $382,696)		444,116
Liabilities in Excess of Other Assets — (0.3)%		(1,375)
NET ASSETS — 100.0%		442,741

Percentages indicated are based on net assets.

Abbreviations
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 is $1,922.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2023.

JPMorgan International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	23.2%
Oil, Gas & Consumable Fuels	10.9
Metals & Mining	9.6
Insurance	8.9
Pharmaceuticals	7.1
Automobiles	3.9
Trading Companies & Distributors	3.6
Capital Markets	3.3
Real Estate Management & Development	2.1
Industrial Conglomerates	2.0
Diversified Telecommunication Services	1.6
Food & Staples Retailing	1.6
Wireless Telecommunication Services	1.5
Household Durables	1.5
Construction & Engineering	1.4
Commercial Services & Supplies	1.3
Multi-Utilities	1.2
Media	1.2
Airlines	1.1
Others (each less than 1.0%)	10.2
Short-Term Investments	2.8

JPMorgan International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$44,543	$—	$44,543
Austria	—	6,094	—	6,094
Belgium	—	1,056	—	1,056
China	—	2,798	—	2,798
Denmark	—	8,124	—	8,124
Egypt	1,061	—	—	1,061
Finland	—	8,810	—	8,810
France	—	46,405	—	46,405

JPMorgan International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Germany	$—	$40,324	$—	$40,324
Hong Kong	—	7,731	—	7,731
Ireland	—	1,608	—	1,608
Italy	—	15,811	—	15,811
Japan	—	84,313	—	84,313
Luxembourg	—	2,216	—	2,216
Netherlands	—	27,088	—	27,088
Norway	1,235	10,153	—	11,388
Singapore	—	5,671	—	5,671
South Africa	—	3,285	—	3,285
Spain	—	11,354	—	11,354
Sweden	—	8,899	—	8,899
Switzerland	—	24,462	—	24,462
United Kingdom	4,070	53,995	—	58,065
United States	—	10,490	—	10,490
Total Common Stocks	6,366	425,230	—	431,596
Short-Term Investments
Investment Companies	10,500	—	—	10,500
Investment of Cash Collateral from Securities Loaned	2,020	—	—	2,020
Total Short-Term Investments	12,520	—	—	12,520
Total Investments in Securities	$18,886	$425,230	$—	$444,116
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2023	Shares at January 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.45% (a) (b)	$15,394	$17,947	$22,844	$3	$—(c)	$10,500	10,494	$73	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.57% (a) (b)	705	8,000	8,000	1	—(c)	706	705	21	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (a) (b)	3,290	22,044	24,020	—	—	1,314	1,314	26	—
Total	$19,389	$47,991	$54,864	$4	$—(c)	$12,520		$120	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2023.
(c)	Amount rounds to less than one thousand.